RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

12. RELATED PARTY TRANSACTIONS

Accounts receivable – related party

As of September 30, 2023 and December 31, 2022, accounts receivable from related parties were $11,030 and $42, respectively.

Prepaid expense – related party

Prepaid expense – related party consisted of the following as of the periods indicated:

	September 30, 2023	December 31, 2022
Chengdu Aixin International Travel Service Co., Ltd	$94,361	$-

Accounts payable – related party

Accounts payable – related party consisted of the following as of the periods indicated:

	September 30, 2023	December 31, 2022
Luquan Shengcaofeng Biotechnology Co., Ltd.	$-	$165,958

Luquan Shengcaofeng Biotechnology Co., Ltd. is an entity controlled by Mr. Huiliang Jiao, a Director of the Company.

Due from related parties

Due from related parties consisted of the following as of the periods indicated:

	September 30, 2023	December 31, 2022
Chengdu WenJiang Aixin Nanjiang Pharmacy Co., Ltd.	$7,573	$9,708
Sichuan Aixin Investment Co., Ltd	8,983	145
Huiliang Jiao	135,328	-
Xiaoyan Zhou	11,668	-
Chengdu Fuxiang Tang Pharmacy Co., Ltd.	25,056	26,125
Chengdu WenJiang Aixin Huiwan Pharmacy Co., Ltd.	3,888	-
Chengdu Heshengyuan Pharmacy Co., Ltd.	3,379	-
Chengdu Zhiweibing Pharmacy Co., Ltd.	7,859	-
Chengdu Tongtai Tang Pharmacy Co. Ltd.	2,810	-
Chengdu city Wuhou District Xiaofei Pharmacy Co., Ltd	8,115	-
Chongqing Aixin Hui Pharmacy Co., Ltd.	402	-
Sichuan Xintang Xinfu Pharmacy Chain Co, Ltd	344	-
Sichuan Aixintang Xinfu Chain Pharmacy Co., Ltd.	302	-
Chengdu Wenjiang district Heneng hupu Pharmacy Co., Ltd	26,822	34,622
Chengdu Cigu Foshou Pharmacy	2,028	-
Mianyang Aixin Cunshan Pharmacy	5,874	-
Chengdu Aixin International Travel Service Co., Ltd	356	-
Chengdu Lisheng Huiren Tang Pharmacy Co., Ltd.	133,801	12,502
Total	$384,588	$83,102

Due to related parties

Due to related parties consisted of the following as of the periods indicated:

	September 30, 2023	December 31, 2022
Quanzhong Lin	$243,323	$140,644
Yirong Shen	84,978	89,892
Sichuan Haosen Haichuan business management Co. Ltd	57	-
Sichuan Yunxi Pharmacy Co. Ltd	449	-
Chengdu Yi Yan Tang Pharmacy Co. Ltd.	162	-
Chengdu Aixin International travel service Co, Ltd	4,950	6,346
Total	$333,919	$236,882

The amounts due to and from related parties were for working capital purposes, payable on demand, and bear no interest. All the related party entities listed above are controlled by Mr. Quanzhong Lin (the Chairman, President and major shareholder of Aixin Life). Yirong Shen was a major shareholder of Aixin Shangyan Hotel prior to the closing of Hotel Purchase Agreement, and she serves as the supervisor of Aixin Shangyan Hotel. Tianming Long is a branch manager of Aixintang Pharmacies. Mr. Huiliang Jiao is the Director of the Company. Xiaoyan Zhou is the wife of Mr. Huiliang Jiao.

Office leases

In May 2014, the Company entered a lease with its major shareholder for an office. The lease term was for three years expiring in May 2017 with an option to renew. The monthly rent was RMB 5,000 ($690). The Company was required to prepay each year’s annual rent at 15th of May of each year. The Company renewed the lease until May 28, 2028 with monthly rent of RMB 5,000 ($690), payable quarterly. The future annual minimum lease payments at September 30, 2023 are $8,224, $8,224, $8,224, $8,224, and $5,482 for each of the years ended September 30, 2024, 2025, 2026, 2027, and 2028, respectively.

Runcangsheng has an office lease with Xiaoyan Zhou, wife of Huiliang Jiao, the Company’s Director, from March 2020 to February 2023 with a monthly rent of RMB 3,000 ($414). Runcangsheng renewed the lease until February 28, 2026 with monthly rent of RMB 5,000 ($690). In July 2023, Xiaoyan Zhou entered into an agreement with Runcangsheng to increase the monthly rent for 2022 by RMB 2,000 and to change the lease expiration date to December 31, 2023. The lease will be converted to an annual contract starting from January 1, 2024.

12. RELATED PARTY TRANSACTIONS

Account payables to related parties

As of December 31, 2022 and 2021, the Company had accounts payable to related party in the amount of $165,958 and $0, respectively, which was for the purchase of raw materials from Luquan Shengcaofeng Biotechnology Co., Ltd. (“Shengcaofeng”), an affiliate entity of Runcangsheng.

Advance to related parties

Advance to related parties consisted of the following as of the periods indicated:

	December 31, 2022	December 31, 2021
Chengdu WenJiang Aixin Nanjiang Pharmacy Co., Ltd.	$9,708	$4,583
Sichuan Aixin Investment Co., Ltd.	145	4,237
Chengdu Fuxiang Tang Pharmacy Co., Ltd.	26,125	-
Chengdu Wenjiang district Heneng hupu Pharmacy Co., Ltd	34,622	-
Chengdu Lisheng Huiren Tang Pharmacy Co., Ltd.	12,502	10,235
Total	$83,102	$19,055

Advance from related parties

Advance from related parties consisted of the following as of the periods indicated:

	December 31, 2022	December 31, 2021
Quanzhong Lin	$140,644	$1,822,705
Yirong Shen	89,892	97,292
Branch manager	-	1,667
Chengdu Aixin E-Commerce Company Ltd.	-	15,378
Chengdu Aixin International travel service Co, Ltd	6,346	2,388
Aixin Life Beauty	-	7,724
Total	$236,882	$1,947,154

All the related party entities are controlled by Mr. Quanzhong Lin (the Chairman, President and major shareholder of Aixin Life). These advances to and from related parties were for working capital purpose, payable on demand, and bear no interest. Yirong Shen was a major shareholder of Aixin Shangyan Hotel prior to the closing of Hotel Purchase Agreement, and she serves as the supervisor of Aixin Shangyan Hotel.

Office lease from a Major Shareholder

In May 2014, the Company entered a lease with its major shareholder for an office. The lease term was for three years expiring in May 2017 with an option to renew. The monthly rent was RMB5,000 ($725), the Company was required to prepay each year’s annual rent at 15th of May of each year. The Company renewed the lease until May 28, 2023 with monthly rent of RMB5,000 ($725), payable quarterly. The future annual minimum lease payment at December 31, 2022 is $3,625 for the year ended December 31, 2023.